Goodwill and Intangible Assets (Details) - Schedule of intangibles subject to amortization - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross	$ 87,758	$ 87,770
Accumulated amortization	(42,116)	(51,311)
Net	45,642	36,459
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	30,157	30,157
Accumulated amortization	(12,347)	(15,706)
Net	$ 17,810	14,451
Total	4 years 7 months 6 days
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 18,732	18,732
Accumulated amortization	(6,741)	(8,051)
Net	$ 11,991	10,681
Total	8 years 9 months 18 days
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 38,869	38,881
Accumulated amortization	(23,028)	(27,554)
Net	$ 15,841	$ 11,327
Total	2 years 8 months 12 days